Note 7 - Obligations Under Capital Leases (Detail) - Obligation under Capital Leases (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$ 21,197	$ 42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$ 83,179	$ 145,877